Derivative Instruments - Additional Information (Detail) kr in Millions, $ in Millions			12 Months Ended
	Jul. 02, 2020	Nov. 02, 2018 NOK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)
Derivative Instruments, Gain (Loss) [Line Items]
Collateral amount held with swap provider			$ 0.0		$ 1.3
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional swaps percentage	80.00%
Interest Rate Swap [Member] | ING Capital Markets LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate payable	0.369%
Interest Rate Swap [Member] | Societe Generale [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate payable	0.3615%
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives			0.0		$ 0.0
2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal | kr		kr 600		kr 600		kr 600
Outstanding secured borrowings, interest rate terms		The 2018 Bonds bear interest at a rate of 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
NORWAY [Member] | 2018 Senior Secured Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Outstanding secured borrowings, principal			71.7
Outstanding secured borrowings			$ 71.7	kr 600
Spread on variable rate			6.608%	6.608%	6.608%	6.608%
Outstanding secured borrowings, interest rate terms			6.608% plus 3-month U.S. LIBOR
Outstanding secured borrowings, maturity year			2023
Collateral amount held with swap provider			$ 0.0		$ 1.3
NORWAY [Member] | 2018 Senior Secured Bonds [Member] | NIBOR [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Spread on variable rate			6.00%	6.00%	6.00%	6.00%
Outstanding secured borrowings, interest rate terms			6.0% plus 3-month NIBOR